LEASE LIABILITES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2020	$158,124
Additions	440,675
Interest expense	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123
Interest expense	39,795
Lease payments	(150,275)
Balance at December 31, 2022	$378,643

Which consists of:
	December 31, 2022	December 31, 2021
Current lease liability	$133,962	$110,481
Non-current lease liability	244,681	378,642
Ending balance	$378,643	$489,123

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	Total
Less than one year	$147,340
One to three years	209,078
Four to five years	83,850
Total undiscounted lease liabilities	440,268
Amount representing interest	(61,625)
$378,643